Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 307,183,330.00
Previously Paid Amount	0.00
Total Fee Amount	42,422.02
Total Offset Amount	0.00
Net Fee	$ 42,422.02